Employee Benefit Plans (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding, shares	350,000	462,293	529,768	661,977
Vested, shares		0	83,333	116,667
Exercisable, shares		0	83,333	116,667
Forfeited or expired, shares	(112,293)	(67,475)	(132,209)
Non Vested, shares	171,412	382,380	693,389	709,710
Granted, shares	16,000	0	167,515
Vested, shares	(226,075)	(309,664)	(180,469)
Forfeited or expired, shares	(894)	(1,345)	(3,367)
Weighted average exercise price [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	$ 12.0	$ 17.9	$ 26.6	$ 28.2
Weighted average remaining term [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 7 months 28 days	2 years 3 months	2 years 11 months 15 days	3 years 4 months 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year 2 months 1 day	1 year 8 months 19 days	2 years 3 months 25 days	3 years 1 month 9 days
Aggregate fair value [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding, value	$ 2,730	$ 3,815	$ 5,014	$ 5,696
Forfeited or expired, value	(1,084)	(1,199)	(682)
Non vested, value	667	2,453	5,329	$ 6,490
Granted, value	36	0	476
Vested, value	(1,816)	(2,858)	(1,595)
Forfeited or expired, value	$ (6)	$ (17)	$ (42)